DEFINED BENEFIT PLANS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013 pension_plan	Mar. 31, 2012	Dec. 31, 2012 pension_plan	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Number of separate pension plans	2		2
Change in projected benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 45,060,000	$ 42,400,000	$ 42,400,000	$ 38,066,000
Service cost	29,000	0	101,000	98,000	92,000
Interest cost	440,000	467,000	1,850,000	1,931,000	2,014,000
Actuarial loss			3,066,000	4,138,000
Benefits and expenses paid			(2,357,000)	(1,833,000)
Projected benefit obligation at end of year			45,060,000	42,400,000	38,066,000
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	29,780,000	26,377,000	26,377,000	26,929,000
Actual return on plan assets			3,164,000	(680,000)
Employer and participant contributions			2,596,000	1,961,000
Benefits and expenses paid			(2,357,000)	(1,833,000)
Fair value of plan assets at end of year			29,780,000	26,377,000	26,929,000
Funded status and financial position:
Fair value of plan assets			29,780,000	26,377,000	26,929,000
Benefit obligation at end of year			45,060,000	42,400,000	38,066,000
Funded status			(15,280,000)	(16,023,000)
Amount recognized in the balance sheet consists of:
Current liability	(1,141,000)		(1,141,000)	(2,577,000)
Noncurrent liability			(14,139,000)	(13,446,000)
Liability recognized in the balance sheet			(15,280,000)	(16,023,000)
Accumulated benefit obligation for the combined plans			45,100,000	42,400,000
Accumulated Other Comprehensive Loss
Initial net asset (obligation)			0	0
Prior service credit (cost)			0	0
Net loss			15,468,000	14,365,000
Accumulated other comprehensive loss			15,468,000	14,365,000
Actuarial assumptions
Discount rate for projected benefit obligation			4.00%	4.50%	5.30%
Discount rate for pension costs			4.50%	5.30%	5.95%
Expected long-term average return on plan assets			7.50%	7.50%	7.50%
Net periodic benefit costs
Service cost	29,000	0	101,000	98,000	92,000
Interest cost	440,000	467,000	1,850,000	1,931,000	2,014,000
Expected return on plan assets	(513,000)	(504,000)	(2,008,000)	(2,028,000)	(1,818,000)
Amortization of loss	234,000	200,000	807,000	269,000	203,000
Net periodic benefit expense	190,000	163,000	750,000	270,000	491,000
Pension assets
Target Allocation			100.00%	100.00%
Actual Allocation			100.00%	100.00%
Weighted Average Expected Long-Term Rate of Return			7.30%	7.30%
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			29,780,000	26,377,000	26,929,000
Pension contributions			2,600,000	2,000,000
Expected cash contributions			1,100,000
Benefit plan payments
2013			1,956,000
2014			2,029,000
2015			2,111,000
2016			2,211,000
2017			2,315,000
2018-2022			13,117,000
Projected benefit obligation relating to unfunded plan			349,000	354,000
Supplemental Executive Retirement Plan expense			14,000	17,000	18,000
Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			29,780,000	26,377,000
Funded status and financial position:
Fair value of plan assets			29,780,000	26,377,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			29,780,000	26,377,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			15,474,000	13,833,000
Funded status and financial position:
Fair value of plan assets			15,474,000	13,833,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			15,474,000	13,833,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			14,306,000	12,544,000
Funded status and financial position:
Fair value of plan assets			14,306,000	12,544,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			14,306,000	12,544,000
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
U.S. Large Cap Funds [Member]
Pension assets
Target Allocation			25.00%	25.00%
Actual Allocation			21.90%	21.90%
Weighted Average Expected Long-Term Rate of Return			2.00%	2.00%
U.S. Large Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			6,530,000	5,793,000
Funded status and financial position:
Fair value of plan assets			6,530,000	5,793,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			6,530,000	5,793,000
U.S. Large Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			6,530,000	5,793,000
Funded status and financial position:
Fair value of plan assets			6,530,000	5,793,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			6,530,000	5,793,000
U.S. Large Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
U.S. Large Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
U.S. Mid Cap Funds [Member]
Pension assets
Target Allocation			5.00%	5.00%
Actual Allocation			8.00%	7.90%
Weighted Average Expected Long-Term Rate of Return			0.50%	0.50%
U.S. Mid Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			2,380,000	2,087,000
Funded status and financial position:
Fair value of plan assets			2,380,000	2,087,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			2,380,000	2,087,000
U.S. Mid Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,173,000	1,032,000
Funded status and financial position:
Fair value of plan assets			1,173,000	1,032,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,173,000	1,032,000
U.S. Mid Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,207,000	1,055,000
Funded status and financial position:
Fair value of plan assets			1,207,000	1,055,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,207,000	1,055,000
U.S. Mid Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
U.S. Small Cap Funds [Member]
Pension assets
Target Allocation			3.00%	3.00%
Actual Allocation			3.20%	3.10%
Weighted Average Expected Long-Term Rate of Return			0.30%	0.30%
U.S. Small Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			938,000	812,000
Funded status and financial position:
Fair value of plan assets			938,000	812,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			938,000	812,000
U.S. Small Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			468,000	393,000
Funded status and financial position:
Fair value of plan assets			468,000	393,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			468,000	393,000
U.S. Small Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			470,000	419,000
Funded status and financial position:
Fair value of plan assets			470,000	419,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			470,000	419,000
U.S. Small Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
International Equity [Member]
Pension assets
Target Allocation			15.00%	15.00%
Actual Allocation			14.60%	15.20%
Weighted Average Expected Long-Term Rate of Return			1.60%	1.60%
International Equity [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			4,364,000	3,996,000
Funded status and financial position:
Fair value of plan assets			4,364,000	3,996,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			4,364,000	3,996,000
International Equity [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			4,364,000	3,996,000
Funded status and financial position:
Fair value of plan assets			4,364,000	3,996,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			4,364,000	3,996,000
International Equity [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
International Equity [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Fixed Income [Member]
Pension assets
Target Allocation			45.00%	45.00%
Actual Allocation			45.20%	45.00%
Weighted Average Expected Long-Term Rate of Return			2.30%	2.30%
Other Investments [Member]
Pension assets
Target Allocation			7.00%	7.00%
Actual Allocation			7.10%	6.90%
Weighted Average Expected Long-Term Rate of Return			0.60%	0.60%
Domestic Bond Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			13,460,000	11,863,000
Funded status and financial position:
Fair value of plan assets			13,460,000	11,863,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			13,460,000	11,863,000
Domestic Bond Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,520,000	1,317,000
Funded status and financial position:
Fair value of plan assets			1,520,000	1,317,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,520,000	1,317,000
Domestic Bond Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			11,940,000	10,546,000
Funded status and financial position:
Fair value of plan assets			11,940,000	10,546,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			11,940,000	10,546,000
Domestic Bond Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Commodity Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,419,000	1,302,000
Funded status and financial position:
Fair value of plan assets			1,419,000	1,302,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,419,000	1,302,000
Commodity Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,419,000	1,302,000
Funded status and financial position:
Fair value of plan assets			1,419,000	1,302,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,419,000	1,302,000
Commodity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Commodity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Cash and Equivalents [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			689,000	524,000
Funded status and financial position:
Fair value of plan assets			689,000	524,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			689,000	524,000
Cash and Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Cash and Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			689,000	524,000
Funded status and financial position:
Fair value of plan assets			689,000	524,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			689,000	524,000
Cash and Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			$ 0	$ 0